Loans, allowance for loan losses and credit quality - Restructured loans (Details 8) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019 CHF (SFr) contract	Mar. 31, 2019 CHF (SFr) contract	Jun. 30, 2018 CHF (SFr) contract	Jun. 30, 2019 CHF (SFr) contract	Jun. 30, 2018 CHF (SFr) contract
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	6	1	5	7	8
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 14	SFr 7	SFr 29	SFr 21	SFr 44
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 14	SFr 7	SFr 29	SFr 21	SFr 43
Restructured loans, subsequently defaulted, Number of contracts | contract	0	1	1	1	8
Restructured loans, subsequently defaulted, Recorded Investment	SFr 0	SFr 13	SFr 36	SFr 13	SFr 76
Consumer | Mortgages
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	0	1	5	1	5
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 0	SFr 7	SFr 29	SFr 7	SFr 29
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 0	SFr 7	SFr 29	SFr 7	SFr 29
Restructured loans, subsequently defaulted, Number of contracts | contract	0	1	0	1	0
Restructured loans, subsequently defaulted, Recorded Investment	SFr 0	SFr 13	SFr 0	SFr 13	SFr 0
Corporate and institutional | Commercial and industrial loans
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	6	0	0	6	3
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 14	SFr 0	SFr 0	SFr 14	SFr 15
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 14	SFr 0	SFr 0	SFr 14	SFr 14
Restructured loans, subsequently defaulted, Number of contracts | contract	0	0	1	0	8
Restructured loans, subsequently defaulted, Recorded Investment	SFr 0	SFr 0	SFr 36	SFr 0	SFr 76
Bank
Restructured loans
Restructured loans, Modifications, Number of contracts | contract				7	8
Restructured loans, Modifications, Pre-Modification Recorded Investment				SFr 21	SFr 44
Restructured loans, Modifications, Post-Modification Recorded Investment				SFr 21	SFr 43
Restructured loans, subsequently defaulted, Number of contracts | contract				1	8
Restructured loans, subsequently defaulted, Recorded Investment				SFr 13	SFr 76
Bank | Consumer | Mortgages
Restructured loans
Restructured loans, Modifications, Number of contracts | contract				1	5
Restructured loans, Modifications, Pre-Modification Recorded Investment				SFr 7	SFr 29
Restructured loans, Modifications, Post-Modification Recorded Investment				SFr 7	SFr 29
Restructured loans, subsequently defaulted, Number of contracts | contract				1	0
Restructured loans, subsequently defaulted, Recorded Investment				SFr 13	SFr 0
Bank | Corporate and institutional | Commercial and industrial loans
Restructured loans
Restructured loans, Modifications, Number of contracts | contract				6	3
Restructured loans, Modifications, Pre-Modification Recorded Investment				SFr 14	SFr 15
Restructured loans, Modifications, Post-Modification Recorded Investment				SFr 14	SFr 14
Restructured loans, subsequently defaulted, Number of contracts | contract				0	8
Restructured loans, subsequently defaulted, Recorded Investment				SFr 0	SFr 76